RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Lease Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lessee, Leases [Abstract]
Lease liabilities, beginning balance	$ 91,956,586	$ 63,520,215
Additions	293,436	36,573,733
Lease payments	(1,992,541)	(6,512,231)
Modifications	(4,960)	(2,456,531)
Foreign currency translation adjustment	(792,800)	831,400
Lease liabilities, ending balance	89,459,721	91,956,586
Current portion	7,977,519	7,984,563
Non-current portion	$ 81,482,202	$ 83,972,023